Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2009	Dec. 31, 2013 Person		Dec. 31, 2012 Person		Dec. 31, 2011 Person		Dec. 31, 2010
Employee Benefits Disclosure [Line Items]
Employee Stock Ownership Plan Shares held		26,000,000
Postemployment benefits liability		$ 24.0		$ 22.0
Maximum Contractual Term Permformance-Based Awards Granted Prior to 2009		10 years
Maximum Contractual Term Performance Based Awards Granted In or After 2009		5 years
Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares available for future awards		11,139,779	[1],[2]	15,624,677	[1],[2]	18,141,922	[1],[2]
Aggregate fair value of the restricted equity awards that vested during the period		91.8		57.7		31.3
Dividend equivalent units vested		272,617
Deferred liability awards vested				246,200
Employee Stock Option
Employee Benefits Disclosure [Line Items]
Total pretax intrinsic value of options exercised						15.2
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares available for future awards		476,884	[3]	570,138	[3]	663,095	[3]
Requisite service period, minimum		6 months 1 day
Vesting period of grants to date		11 months
Total pretax intrinsic value of options exercised and restricted stock vested		2.3		2.5		3.3
Executive Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Common shares reserved for issuance under executive deferred compensation plan		11,100,000
2003 Incentive Plan | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized		18,700,000
Shares available for future awards		1,900,000
2010 Equity Incentive Plan | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized		18,000,000
Shares available for future awards		11,100,000
2003 Directors Equity Incentive Plan | Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized		1,400,000
Shares available for future awards		500,000
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Number of employees, approximately		120
Performance Based Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Number of employees, approximately		45		45		45
Performance-based awards vesting range	either vest or be forfeited in full (i.e., no partial vesting).
Performance-based awards granted vesting target percentage								100.00%
Performance Based Restricted Equity Awards | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount		250.00%						200.00%
Performance Based Restricted Equity Awards | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount		0.00%						0.00%
Defined Contribution Pension Plan 401k
Employee Benefits Disclosure [Line Items]
Matching contributions		$ 69.9		$ 66.5		$ 64.1
Defined Contribution Pension Plan 401k | Upper Limit
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan		6.00%

[1]	Represents shares available under the 2010 Incentive Plan; the 2003 Incentive Plan expired on January 31, 2013, and the remaining 1,898,699 shares thereunder are no longer available for future issuance, however, dividend equivalents will be issued on outstanding awards up to the remaining authorization amount.
[2]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
[3]	Represents shares available under the 2003 Directors Equity Incentive Plan.